FINANCE COSTS	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
FINANCE COSTS
16.	FINANCE COSTS

	Finance costs related to long-term debt	2017	2016
	Gross finance costs related to long-term debt	222	228
	Less: Borrowing costs capitalized at a rate of 4.4% (2016 – 4.4%)	12	24
		210	204

Other finance costs	2017	2016
Accretion of environmental remediation and asset retirement obligations	8	7
Finance costs from customer prepayments	35	32
Other interest expense	58	35
	101	74